Accounts Payable and Accrued Expenses (Tables)	3 Months Ended
Mar. 31, 2023
Accounts Payable And Accrued Expenses Abstract
Schedule of accounts payable and accrued expenses
	March 31,	December 31,
	2023	2022
Accounts payable	$1,141,867	$1,333,044
Payable for acquisition of intangible asset – related party (current portion)	286,294	-
Accrued liabilities	1,470,531	1,236,942
Payroll liabilities	250,074	346,693
	$3,148,766	$2,916,679